Accounts Receivable, Net - Schedule of Accounts Receivable Net (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 39,555,891		¥ 59,552,803
Allowance for credit losses	(37,063,175)		(37,068,075)	¥ (38,308,560)	¥ (38,352,201)
Accounts receivable, net	¥ 2,492,716	$ 367,381	¥ 22,484,728